UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  028-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

  /s/  John Olson     Houston, TX     July 26, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $36,783 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102     1262    63148 SH       SOLE                    63148        0        0
APACHE CORP                    COM              037411105     2263    26874 SH       SOLE                    26874        0        0
BAKER HUGHES INC               COM              057224107     1445    34750 SH       SOLE                    34750        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105      642    19750 SH       SOLE                    19750        0        0
CONSOL ENERGY INC              COM              20854P109     1231    36455 SH       SOLE                    36455        0        0
CORE LABORATORIES N V          COM              N22717107     1175     7958 SH       SOLE                     7958        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     1632    26250 SH       SOLE                    26250        0        0
DRIL-QUIP INC                  COM              262037104     1507    34225 SH       SOLE                    34225        0        0
ENERGEN CORP                   COM              29265N108      709    16000 SH       SOLE                    16000        0        0
EQT CORP                       COM              26884L109     1760    48707 SH       SOLE                    48707        0        0
FLOWSERVE CORP                 COM              34354P105     1908    22497 SH       SOLE                    22497        0        0
FMC TECHNOLOGIES INC           COM              30249U101     1103    20950 SH       SOLE                    20950        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     1378    41659 SH       SOLE                    41659        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      694     9000 SH       SOLE                     9000        0        0
OCEANEERING INTL INC           COM              675232102      449    10000 SH       SOLE                    10000        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     8518    90000 SH  PUT  SOLE                    90000        0        0
ONEOK INC NEW                  COM              682680103     1540    35600 SH       SOLE                    35600        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     1151    33542 SH       SOLE                    33542        0        0
SCHLUMBERGER LTD               COM              806857108     1628    29421 SH       SOLE                    29421        0        0
SEADRILL LIMITED               SHS              G7945E105     1740    95210 SH       SOLE                    95210        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     2581    25000 SH  PUT  SOLE                    25000        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108      467    25000 SH       SOLE                    25000        0        0